Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands	Mar. 31, 2026	Sep. 30, 2025
Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Nominal value	€ 375,000	€ 375,000
Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Nominal value	103,294	103,731
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	217,408	217,408
Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value	428,500	428,500
Carrying Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	375,206	375,112
Carrying Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	103,291	103,677
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	226,128	221,391
Carrying Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	444,043	444,963
Fair Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	379,700	387,500
Fair Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	106,387	107,246
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	230,901	230,176
Fair Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	€ 457,944	€ 450,961